Distribution Date:	01/16/26	BMO 2023-C7 Mortgage Trust
Determination Date:	01/12/26
Next Distribution Date:	02/18/26
Record Date:	12/31/25	Commercial Mortgage Pass-Through Certificates
Series 2023-C7

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States

Bond / Collateral Reconciliation - Cash Flows	7	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Balances	8		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;

Current Mortgage Loan and Property Stratification	9-13			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-17		Association

Principal Prepayment Detail	18		Attention: Executive Vice President – Division Head	Fax Number: (888) 706-3565
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	19
		Special Servicer	KeyBank National Association
Delinquency Loan Detail	20
			www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Collateral Stratification and Historical Detail	21
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States

Specially Serviced Loan Detail - Part 1	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 2	23-24	Representations Reviewer
			Attention: BMO 2023-C7 Transaction Manager	notices@pentalphasurveillance.com
Modified Loan Detail	25
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Liquidated Loan Detail	26
		Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	27
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	28			trustadministrationgroup@computershare.com

Supplemental Notes	29		9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05593FAA6	5.902400%	3,363,000.00	2,238,131.59	42,393.33	11,008.62	0.00	0.00	53,401.95	2,195,738.26	30.05%	30.00%
A-2	05593FAB4	6.770000%	127,548,000.00	127,548,000.00	0.00	719,583.30	0.00	0.00	719,583.30	127,548,000.00	30.05%	30.00%
A-5	05593FAD0	6.160000%	364,412,000.00	364,412,000.00	0.00	1,870,648.27	0.00	0.00	1,870,648.27	364,412,000.00	30.05%	30.00%
A-SB	05593FAE8	6.386600%	6,802,000.00	6,802,000.00	0.00	36,201.38	0.00	0.00	36,201.38	6,802,000.00	30.05%	30.00%
A-S	05593FAH1	6.673800%	90,561,000.00	90,561,000.00	0.00	503,655.00	0.00	0.00	503,655.00	90,561,000.00	17.40%	17.38%
B	05593FAJ7	6.673800%	34,073,000.00	34,073,000.00	0.00	189,496.99	0.00	0.00	189,496.99	34,073,000.00	12.65%	12.63%
C	05593FAK4	7.123041%	22,416,000.00	22,416,000.00	0.00	133,058.41	0.00	0.00	133,058.41	22,416,000.00	9.52%	9.50%
D	05593FAS7	5.000000%	10,760,000.00	10,760,000.00	0.00	44,833.33	0.00	0.00	44,833.33	10,760,000.00	8.01%	8.00%
E	05593FAU2	5.000000%	8,967,000.00	8,967,000.00	0.00	37,362.50	0.00	0.00	37,362.50	8,967,000.00	6.76%	6.75%
F	05593FAW8	5.000000%	11,656,000.00	11,656,000.00	0.00	48,566.67	0.00	0.00	48,566.67	11,656,000.00	5.13%	5.13%
G-RR	05593FAY4	7.123041%	8,070,000.00	8,070,000.00	0.00	47,902.45	0.00	0.00	47,902.45	8,070,000.00	4.01%	4.00%
J-RR*	05593FBA5	7.123041%	28,693,474.00	28,693,474.00	0.00	121,481.08	0.00	0.00	121,481.08	28,693,474.00	0.00%	0.00%
VRR	05593FBE7	7.123041%	5,037,073.00	5,029,174.11	297.69	29,509.56	0.00	0.00	29,807.25	5,028,876.42	0.00%	0.00%
VRR Interest	N/A	7.123041%	15,247,082.00	15,223,172.27	901.09	89,324.62	0.00	0.00	90,225.71	15,222,271.18	0.00%	0.00%
WMA*	05593FBG2	10.000360%	28,500,000.00	28,500,000.00	0.00	237,508.55	0.00	0.00	237,508.55	28,500,000.00	0.00%	0.00%
WMRR	N/A	10.000360%	1,500,000.00	1,500,000.00	0.00	12,500.45	0.00	0.00	12,500.45	1,500,000.00	0.00%	0.00%
R	05593FBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,605,629.00	766,448,951.97	43,592.11	4,132,641.18	0.00	0.00	4,176,233.29	766,405,359.86

X-A	05593FAF5	0.805817%	502,125,000.00	501,000,131.59	0.00	336,428.88	0.00	0.00	336,428.88	500,957,738.26
X-B	05593FAG3	0.380760%	147,050,000.00	147,050,000.00	0.00	46,658.93	0.00	0.00	46,658.93	147,050,000.00
X-D	05593FAL2	2.123041%	10,760,000.00	10,760,000.00	0.00	19,036.60	0.00	0.00	19,036.60	10,760,000.00
X-E	05593FAN8	2.123041%	8,967,000.00	8,967,000.00	0.00	15,864.42	0.00	0.00	15,864.42	8,967,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	05593FAQ1	2.123041%	11,656,000.00	11,656,000.00	0.00	20,621.81	0.00	0.00	20,621.81	11,656,000.00
Notional SubTotal			680,558,000.00	679,433,131.59	0.00	438,610.64	0.00	0.00	438,610.64	679,390,738.26

Deal Distribution Total					43,592.11	4,571,251.82	0.00	0.00	4,614,843.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05593FAA6	665.51638121	12.60580731	3.27345227	0.00000000	0.00000000	0.00000000	0.00000000	15.87925959	652.91057389
A-2	05593FAB4	1,000.00000000	0.00000000	5.64166667	0.00000000	0.00000000	0.00000000	0.00000000	5.64166667	1,000.00000000
A-5	05593FAD0	1,000.00000000	0.00000000	5.13333334	0.00000000	0.00000000	0.00000000	0.00000000	5.13333334	1,000.00000000
A-SB	05593FAE8	1,000.00000000	0.00000000	5.32216701	0.00000000	0.00000000	0.00000000	0.00000000	5.32216701	1,000.00000000
A-S	05593FAH1	1,000.00000000	0.00000000	5.56149998	0.00000000	0.00000000	0.00000000	0.00000000	5.56149998	1,000.00000000
B	05593FAJ7	1,000.00000000	0.00000000	5.56150001	0.00000000	0.00000000	0.00000000	0.00000000	5.56150001	1,000.00000000
C	05593FAK4	1,000.00000000	0.00000000	5.93586768	0.00000000	0.00000000	0.00000000	0.00000000	5.93586768	1,000.00000000
D	05593FAS7	1,000.00000000	0.00000000	4.16666636	0.00000000	0.00000000	0.00000000	0.00000000	4.16666636	1,000.00000000
E	05593FAU2	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
F	05593FAW8	1,000.00000000	0.00000000	4.16666695	0.00000000	0.00000000	0.00000000	0.00000000	4.16666695	1,000.00000000
G-RR	05593FAY4	1,000.00000000	0.00000000	5.93586741	0.00000000	0.00000000	0.00000000	0.00000000	5.93586741	1,000.00000000
J-RR	05593FBA5	1,000.00000000	0.00000000	4.23375294	1.70211456	12.96455982	0.00000000	0.00000000	4.23375294	1,000.00000000
VRR	05593FBE7	998.43184921	0.05909980	5.85847376	0.06808518	0.51859284	0.00000000	0.00000000	5.91757356	998.37274941
VRR Interest	N/A	998.43184880	0.05909918	5.85847312	0.06808581	0.51859234	0.00000000	0.00000000	5.91757229	998.37274962
WMA	05593FBG2	1,000.00000000	0.00000000	8.33363333	0.00000000	0.00000035	0.00000000	0.00000000	8.33363333	1,000.00000000
WMRR	N/A	1,000.00000000	0.00000000	8.33363333	0.00000000	0.00000667	0.00000000	0.00000000	8.33363333	1,000.00000000
R	05593FBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05593FAF5	997.75978410	0.00000000	0.67001022	0.00000000	0.00000000	0.00000000	0.00000000	0.67001022	997.67535626
X-B	05593FAG3	1,000.00000000	0.00000000	0.31729976	0.00000000	0.00000000	0.00000000	0.00000000	0.31729976	1,000.00000000
X-D	05593FAL2	1,000.00000000	0.00000000	1.76920074	0.00000000	0.00000000	0.00000000	0.00000000	1.76920074	1,000.00000000
X-E	05593FAN8	1,000.00000000	0.00000000	1.76920040	0.00000000	0.00000000	0.00000000	0.00000000	1.76920040	1,000.00000000
X-F	05593FAQ1	1,000.00000000	0.00000000	1.76920127	0.00000000	0.00000000	0.00000000	0.00000000	1.76920127	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/25 - 12/30/25	30	0.00	11,008.62	0.00	11,008.62	0.00	0.00	0.00	11,008.62	0.00
A-2	12/01/25 - 12/30/25	30	0.00	719,583.30	0.00	719,583.30	0.00	0.00	0.00	719,583.30	0.00
A-5	12/01/25 - 12/30/25	30	0.00	1,870,648.27	0.00	1,870,648.27	0.00	0.00	0.00	1,870,648.27	0.00
A-SB	12/01/25 - 12/30/25	30	0.00	36,201.38	0.00	36,201.38	0.00	0.00	0.00	36,201.38	0.00
X-A	12/01/25 - 12/30/25	30	0.00	336,428.88	0.00	336,428.88	0.00	0.00	0.00	336,428.88	0.00
X-B	12/01/25 - 12/30/25	30	0.00	46,658.93	0.00	46,658.93	0.00	0.00	0.00	46,658.93	0.00
A-S	12/01/25 - 12/30/25	30	0.00	503,655.00	0.00	503,655.00	0.00	0.00	0.00	503,655.00	0.00
B	12/01/25 - 12/30/25	30	0.00	189,496.99	0.00	189,496.99	0.00	0.00	0.00	189,496.99	0.00
C	12/01/25 - 12/30/25	30	0.00	133,058.41	0.00	133,058.41	0.00	0.00	0.00	133,058.41	0.00
X-D	12/01/25 - 12/30/25	30	0.00	19,036.60	0.00	19,036.60	0.00	0.00	0.00	19,036.60	0.00
X-E	12/01/25 - 12/30/25	30	0.00	15,864.42	0.00	15,864.42	0.00	0.00	0.00	15,864.42	0.00
X-F	12/01/25 - 12/30/25	30	0.00	20,621.81	0.00	20,621.81	0.00	0.00	0.00	20,621.81	0.00
D	12/01/25 - 12/30/25	30	0.00	44,833.33	0.00	44,833.33	0.00	0.00	0.00	44,833.33	0.00
E	12/01/25 - 12/30/25	30	0.00	37,362.50	0.00	37,362.50	0.00	0.00	0.00	37,362.50	0.00
F	12/01/25 - 12/30/25	30	0.00	48,566.67	0.00	48,566.67	0.00	0.00	0.00	48,566.67	0.00
G-RR	12/01/25 - 12/30/25	30	0.00	47,902.45	0.00	47,902.45	0.00	0.00	0.00	47,902.45	0.00
J-RR	12/01/25 - 12/30/25	30	321,251.77	170,320.66	0.00	170,320.66	48,839.58	0.00	0.00	121,481.08	371,998.26
VRR	12/01/25 - 12/30/25	30	2,255.85	29,852.51	0.00	29,852.51	342.95	0.00	0.00	29,509.56	2,612.19
VRR Interest	12/01/25 - 12/30/25	30	6,828.37	90,362.73	0.00	90,362.73	1,038.11	0.00	0.00	89,324.62	7,907.02
WMA	12/01/25 - 12/30/25	30	0.01	237,508.55	0.00	237,508.55	0.00	0.00	0.00	237,508.55	0.01
WMRR	12/01/25 - 12/30/25	30	0.01	12,500.45	0.00	12,500.45	0.00	0.00	0.00	12,500.45	0.01
Totals			330,336.01	4,621,472.46	0.00	4,621,472.46	50,220.64	0.00	0.00	4,571,251.82	382,517.49

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information
Total Available Distribution Amount (1)	4,614,843.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,792,395.89	Master Servicing Fee	7,808.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,378.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	330.00
ARD Interest	0.00	Operating Advisor Fee	1,128.60
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	228.30
Interest Reserve Withdrawal	0.00
Interest Reserve Withdrawal (Non-Pooled)	0.00
Total Interest Collected	4,792,395.89	Total Fees	16,874.35

Principal		Expenses/Reimbursements
Scheduled Principal	43,592.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	31,012.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	19,208.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	43,592.11	Total Expenses/Reimbursements	50,220.65

		Interest Reserve Deposit	145,715.45
		Interest Reserve Deposit (Non-Pooled)	8,333.63

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,571,251.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	43,592.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,614,843.93
Total Funds Collected	4,835,988.00	Total Funds Distributed	4,835,988.01
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
	Pooled	Trust Subordinate	Total		Total
		Companion Loan		Beginning Certificate Balance	766,448,951.97
Beginning Scheduled Collateral Balance	736,448,951.97	30,000,000.00	766,448,951.97	(-) Principal Distributions	43,592.11
(-) Scheduled Principal Collections	43,592.11	0.00	43,592.11	(-) Realized Losses	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Non-Cash Principal Adjustments	0.00
				Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	736,405,359.86	30,000,000.00	766,405,359.86	Ending Certificate Balance	766,405,359.86
Beginning Actual Collateral Balance	736,460,157.94	30,000,000.00	766,460,157.94
Ending Actual Collateral Balance	736,421,139.28	30,000,000.00	766,421,139.28

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00		0.00	UC / (OC) Change	0.00
Current Period Advances	0.00		0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00		0.00	Net WAC Rate	0.00%
				UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	1	4,199,995.74	0.57%	78	5.5800	0.280000	1.49 or less	21	313,313,295.04	42.55%	82	7.3842	1.279771
$5,000,000 to $9,999,999	13	84,556,574.19	11.48%	73	7.1765	1.535986	1.50 to 1.59	4	53,776,438.95	7.30%	90	6.8753	1.552354
$10,000,000 to $19,999,999	15	186,764,493.93	25.36%	83	7.0496	1.851579	1.60 to 1.69	6	66,075,000.00	8.97%	65	7.4533	1.649686
$20,000,000 to $29,999,999	8	191,534,296.00	26.01%	93	7.4333	1.532841	1.70 to 1.89	2	48,406,533.56	6.57%	94	6.2567	1.755952
$30,000,000 to $39,999,999	4	134,350,000.00	18.24%	80	6.6176	1.555809	1.90 to 1.99	2	60,000,000.00	8.15%	94	7.7010	1.930000
$40,000,000 or higher	3	135,000,000.00	18.33%	77	7.4436	2.202222	2.00 to 2.99	7	174,834,092.31	23.74%	80	6.8989	2.242843
Totals	44	736,405,359.86	100.00%	83	7.1490	1.733797	3.00 or greater	2	20,000,000.00	2.72%	93	5.8850	4.520000
							Totals	44	736,405,359.86	100.00%	83	7.1490	1.733797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	8,490,566.04	1.15%	38	6.7547	1.150400	Virginia	3	31,935,687.78	4.34%	89	6.6470	1.620489
Arizona	1	14,950,000.00	2.03%	94	8.5700	1.170000	Wisconsin	3	5,619,986.87	0.76%	94	6.3516	2.149693
California	3	44,400,000.00	6.03%	92	7.2751	1.360721	Totals	84	736,405,359.86	100.00%	83	7.1490	1.733797
Florida	2	2,093,604.59	0.28%	92	6.6292	1.687372
									Property Type³
Georgia	8	63,294,639.98	8.60%	54	6.9740	1.538337
Illinois	4	109,525,710.10	14.87%	95	7.0175	1.927218		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	11	25,838,816.46	3.51%	92	7.0688	1.394311		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	3	11,845,589.12	1.61%	62	7.0207	1.642575	Industrial	12	98,141,296.00	13.33%	91	6.5351	1.809007
Kentucky	2	3,579,519.89	0.49%	93	6.6482	1.649820	Lodging	4	53,841,548.88	7.31%	94	8.5141	1.406732
Louisiana	2	2,272,346.68	0.31%	92	6.4458	2.050000	Mixed Use	2	24,438,992.11	3.32%	76	7.9646	1.217837
Maryland	2	61,247,402.32	8.32%	94	7.6754	1.932444	Multi-Family	9	142,500,000.00	19.35%	80	7.1425	1.274211
Michigan	5	110,534,296.00	15.01%	93	7.1937	1.496292	Office	6	90,008,011.19	12.22%	36	7.8991	1.764086
Mississippi	1	1,104,101.18	0.15%	92	6.4458	2.050000	Other	1	20,000,000.00	2.72%	93	5.8850	4.520000
Missouri	3	14,299,004.42	1.94%	90	7.4719	1.195947	Retail	49	293,475,511.69	39.85%	93	6.8746	1.866796
Nebraska	1	9,597,270.00	1.30%	95	6.3230	2.180000	Self Storage	1	14,000,000.00	1.90%	92	7.5800	1.080000
New Mexico	1	1,003,108.00	0.14%	92	6.4458	2.050000	Totals	84	736,405,359.86	100.00%	83	7.1490	1.733797
New York	4	108,725,023.80	14.76%	79	6.7634	1.979018
North Carolina	3	3,627,566.06	0.49%	92	6.4457	2.050000
Ohio	4	10,172,717.26	1.38%	94	6.1797	1.825626
Oklahoma	2	3,155,354.67	0.43%	92	6.4458	2.050000
Ontario	1	1,245,000.00	0.17%	95	6.3230	2.180000
Pennsylvania	4	42,150,881.91	5.72%	37	8.5945	2.220815
South Carolina	2	3,376,447.86	0.46%	92	6.4458	2.050000
Tennessee	1	469,481.83	0.06%	92	6.4458	2.050000
Texas	6	41,851,237.05	5.68%	84	7.0903	1.655764

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	4	29,774,995.74	4.04%	78	5.8132	3.382670	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	8	192,152,092.31	26.09%	94	6.2781	2.076660	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.50000% to 6.99999%	6	82,373,423.63	11.19%	68	6.7067	1.377595	25 months to 36 months	43	732,205,364.12	99.43%	83	7.1580	1.742136
	7.00000% to 7.49999%	12	168,333,333.00	22.86%	84	7.2782	1.356465	37 months to 48 months	1	4,199,995.74	0.57%	78	5.5800	0.280000
	7.50000% to 7.99999%	9	169,929,966.30	23.08%	85	7.6542	1.590464	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000% to 8.49999%	2	14,891,548.88	2.02%	95	8.4000	1.558543	Totals	44	736,405,359.86	100.00%	83	7.1490	1.733797
	8.50000% or greater	3	78,950,000.00	10.72%	64	8.6349	1.795206
	Totals	44	736,405,359.86	100.00%	83	7.1490	1.733797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	102 months or less	44	736,405,359.86	100.00%	83	7.1490	1.733797	Interest Only	34	569,142,425.31	77.29%	80	7.1247	1.849243
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	10	167,262,934.55	22.71%	92	7.2315	1.340970
	Totals	44	736,405,359.86	100.00%	83	7.1490	1.733797	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	736,405,359.86	100.00%	83	7.1490	1.733797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	65,391,548.88	8.88%	94	7.5190	1.397797			No outstanding loans in this group
	12 months or less	35	583,063,810.98	79.18%	87	6.9865	1.785502
	13 months to 24 months	3	87,950,000.00	11.94%	45	7.9512	1.640836
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	736,405,359.86	100.00%	83	7.1490	1.733797
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-2	30510281	RT	Schaumburg	IL	Actual/360	6.335%	300,051.74	0.00	0.00	N/A	12/01/33	--	55,000,000.00	55,000,000.00	01/01/26
1A2-1	30510286				Actual/360	6.335%	70,921.32	0.00	0.00	N/A	12/01/33	--	13,000,000.00	13,000,000.00	01/01/26
2A4-1	30322094	RT	Hanover	MD	Actual/360	7.701%	265,256.67	0.00	0.00	N/A	11/01/33	--	40,000,000.00	40,000,000.00	01/01/26
2A4-3	30322095				Actual/360	7.701%	132,628.33	0.00	0.00	N/A	11/01/33	--	20,000,000.00	20,000,000.00	01/01/26
3A2	30510329	Various Bala Cynwyd		PA	Actual/360	8.710%	300,011.11	0.00	0.00	N/A	11/06/28	--	40,000,000.00	40,000,000.00	01/06/26
4A12	30510058	RT	Various	Various	Actual/360	6.446%	82,064.46	0.00	0.00	N/A	09/06/33	--	14,785,038.46	14,785,038.46	01/06/26
4A13	30510059				Actual/360	6.446%	60,180.60	0.00	0.00	N/A	09/06/33	--	10,842,361.54	10,842,361.54	01/06/26
4A14	30510060				Actual/360	6.446%	54,709.64	0.00	0.00	N/A	09/06/33	--	9,856,692.31	9,856,692.31	01/06/26
5	30322096	MF	Bronx	NY	Actual/360	7.250%	224,750.00	0.00	0.00	N/A	12/06/33	--	36,000,000.00	36,000,000.00	01/06/26
6	30510275	IN	Various	Various	Actual/360	6.090%	178,301.67	0.00	0.00	N/A	12/06/33	--	34,000,000.00	34,000,000.00	01/06/26
7A1	30509676	MF	Southfield	MI	Actual/360	7.280%	144,184.44	0.00	0.00	N/A	11/06/33	--	23,000,000.00	23,000,000.00	06/06/25
7A2	30510258				Actual/360	7.280%	62,688.89	0.00	0.00	N/A	11/06/33	--	10,000,000.00	10,000,000.00	06/06/25
8	30510276	MF	Various	Various	Actual/360	6.751%	191,840.92	0.00	0.00	N/A	12/06/28	--	33,000,000.00	33,000,000.00	08/06/25
9	30530292	IN	Various	Various	Actual/360	6.323%	170,694.65	0.00	0.00	N/A	12/06/33	--	31,350,000.00	31,350,000.00	01/06/26
10	30510211	IN	Various	MI	Actual/360	7.500%	175,771.91	0.00	0.00	N/A	11/06/33	--	27,216,296.00	27,216,296.00	01/06/26
11	30322097	RT	Utica	MI	Actual/360	7.750%	180,187.50	0.00	0.00	N/A	11/06/33	--	27,000,000.00	27,000,000.00	01/06/26
12A2-1	30322098	OF	New York	NY	Actual/360	7.440%	40,575.55	0.00	0.00	N/A	07/06/28	--	6,333,333.00	6,333,333.00	01/06/26
12A2-6	30322099				Actual/360	7.440%	64,066.67	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	01/06/26
12A2-10	30322100				Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	01/06/26
12A2-11	30322101				Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	01/06/26
13A1-2	30510328	OF	Various	Various	Actual/360	7.671%	66,055.83	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	12/06/25
13A2	30510117				Actual/360	7.671%	66,055.83	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	12/06/25
13A3	30510118				Actual/360	7.671%	33,027.92	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	12/06/25
14A5	30510174	RT	Roseville	CA	Actual/360	7.280%	150,453.33	0.00	0.00	N/A	10/05/33	--	24,000,000.00	24,000,000.00	01/05/26
15	30510195	LO	Schaumburg	IL	Actual/360	8.550%	176,700.00	0.00	0.00	N/A	11/06/33	--	24,000,000.00	24,000,000.00	01/06/26
16	30322102	RT	Kalamazoo	MI	Actual/360	6.070%	121,881.89	0.00	0.00	N/A	05/06/33	--	23,318,000.00	23,318,000.00	01/06/26
17	30322103	MF	Houston	TX	Actual/360	7.280%	144,184.44	0.00	0.00	N/A	11/06/33	--	23,000,000.00	23,000,000.00	01/06/26
18A9	30321950	98	New York	NY	Actual/360	5.885%	50,676.39	0.00	0.00	N/A	10/01/33	--	10,000,000.00	10,000,000.00	01/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A10	30321951				Actual/360	5.885%	50,676.39	0.00	0.00	N/A	10/01/33	--	10,000,000.00	10,000,000.00	01/01/26
19A2	30510242	MF	Indianapolis	IN	Actual/360	7.220%	77,715.28	0.00	0.00	N/A	09/06/33	--	12,500,000.00	12,500,000.00	01/06/25
19A3	30510243				Actual/360	7.220%	31,086.11	0.00	0.00	N/A	09/06/33	--	5,000,000.00	5,000,000.00	01/06/25
20A2	30510340	MU	Chicago	IL	Actual/360	7.620%	109,738.61	10,527.86	0.00	N/A	12/06/33	--	16,724,198.16	16,713,670.30	01/06/26
21	30322104	RT	Richmond	VA	Actual/360	6.623%	88,845.37	11,438.63	0.00	N/A	05/06/33	--	15,578,328.70	15,566,890.07	01/06/26
22	30510206	LO	Scottsdale	AZ	Actual/360	8.570%	110,326.85	0.00	0.00	N/A	11/06/33	--	14,950,000.00	14,950,000.00	12/06/25
23	30322105	RT	Danville	VA	Actual/360	6.650%	82,556.71	10,354.87	0.00	N/A	07/06/33	--	14,416,888.43	14,406,533.56	01/06/26
24	30322106	SS	Torrance	CA	Actual/360	7.580%	91,381.11	0.00	0.00	N/A	09/06/33	--	14,000,000.00	14,000,000.00	01/06/26
25A1	30510107	RT	Various	Various	Actual/360	6.815%	29,342.36	0.00	0.00	N/A	10/06/33	--	5,000,000.00	5,000,000.00	01/06/26
25A5	30510111				Actual/360	6.815%	46,947.78	0.00	0.00	N/A	10/06/33	--	8,000,000.00	8,000,000.00	01/06/26
26	30322107	LO	Kansas City	MO	Actual/360	8.400%	67,801.13	4,573.45	0.00	N/A	12/06/33	--	9,373,428.69	9,368,855.24	10/06/25
27	30322108	RT	Marietta	GA	Actual/360	7.000%	51,236.11	0.00	0.00	N/A	11/06/33	--	8,500,000.00	8,500,000.00	01/06/26
28	30322109	OF	Burbank	CA	Actual/360	6.590%	36,318.22	0.00	0.00	N/A	06/06/33	--	6,400,000.00	6,400,000.00	01/06/26
29	30322110	LO	Wichita	KS	Actual/360	8.400%	39,966.98	2,695.93	0.00	N/A	12/06/33	--	5,525,389.57	5,522,693.64	01/06/26
30	30509653	IN	Chanute	KS	Actual/360	5.731%	27,515.18	0.00	0.00	N/A	03/06/28	--	5,575,000.00	5,575,000.00	01/06/26
31	30322111	RT	Lees Summit	MO	Actual/360	5.580%	20,200.21	4,001.37	0.00	N/A	07/06/32	--	4,203,997.11	4,199,995.74	01/06/26
Totals							4,533,642.76	43,592.11	0.00				736,448,951.97	736,405,359.86
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-2	42,652,993.90	39,047,585.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-1	42,652,993.90	39,047,585.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-1	59,516,676.97	56,617,595.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-3	59,516,676.97	56,617,595.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	20,076,297.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A12	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A14	33,884,981.84	9,359,806.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,489,485.73	3,231,018.60	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,620,947.65	3,681,208.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	0.00	--	--	10/14/25	0.00	0.00	143,862.60	994,995.95	0.00	0.00
7A2	0.00	0.00	--	--	10/14/25	0.00	0.00	62,548.96	432,606.96	0.00	0.00
8	2,504,672.60	0.00	--	--	--	0.00	0.00	191,379.15	946,477.14	111,939.56	0.00
9	4,689,848.75	4,390,983.54	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,114,278.97	3,221,656.22	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,230,506.07	4,625,285.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-1	29,170,830.33	30,628,297.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-6	29,170,830.33	30,628,297.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-10	29,170,830.33	30,628,297.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-11	29,170,830.33	30,628,297.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-2	0.00	7,241,036.67	01/01/25	09/30/25	--	0.00	0.00	66,034.31	66,034.31	0.00	0.00
13A2	0.00	7,241,036.67	01/01/25	09/30/25	--	0.00	0.00	66,034.31	66,034.31	0.00	0.00
13A3	0.00	7,241,036.67	01/01/25	09/30/25	--	0.00	0.00	33,017.16	33,017.16	0.00	0.00
14A5	7,629,166.00	7,966,468.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,647,162.07	3,838,928.07	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,367,647.94	4,939,180.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,351,330.48	2,471,308.68	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18A9	68,235,925.22	77,898,909.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A10	68,235,925.22	77,898,909.21	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	--	--	08/11/25	3,564,184.01	150,276.33	55,388.72	764,441.55	0.00	0.00
19A3	0.00	0.00	--	--	08/11/25	1,425,673.60	60,110.53	22,155.48	305,776.62	0.00	0.00
20A2	6,116,403.44	997,457.10	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,705,546.84	1,724,949.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,702,154.41	0.00	--	--	--	0.00	0.00	110,294.67	110,294.67	0.00	0.00
23	2,037,048.32	2,077,643.33	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,168,843.19	1,171,258.57	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25A1	5,880,466.84	5,083,763.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25A5	5,880,466.84	5,083,763.45	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	72,243.42	217,063.82	15,239.28	0.00
27	1,550,583.20	1,080,940.18	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	682,471.46	670,987.54	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	562,060.76	583,076.47	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	484,037.85	136,455.11	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	641,640,885.52	576,420,231.17				4,989,857.61	210,386.86	822,958.78	3,936,742.49	127,178.84	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/16/26	0	0.00	1	9,368,855.24	5	83,500,000.00	0	0.00	0	0.00	1	14,000,000.00	0	0.00	0	0.00	7.149007%	7.123048%	83
12/17/25	1	9,373,428.69	0	0.00	5	83,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.149003%	7.123041%	84
11/18/25	1	9,380,142.27	0	0.00	5	83,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.149001%	7.123037%	85
10/20/25	1	9,384,634.66	1	33,000,000.00	4	50,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148996%	7.108694%	86
09/17/25	2	42,391,270.35	2	33,000,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148994%	7.123025%	87
08/15/25	3	42,395,682.82	0	0.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148990%	7.123019%	88
07/17/25	0	0.00	0	0.00	4	50,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148985%	7.123012%	89
06/17/25	0	0.00	2	33,000,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	3	515,907.69	0	0.00	7.149001%	7.123027%	90
05/16/25	0	0.00	2	33,000,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148520%	7.122551%	91
04/17/25	2	33,000,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148546%	7.122578%	92
03/17/25	2	17,500,000.00	2	33,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148563%	7.122596%	93
02/18/25	5	66,165,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148605%	7.122638%	94
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 29

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7A1	30509676	06/06/25	6	6	143,862.60	994,995.95	68,931.68	23,000,000.00	06/14/24	9
7A2	30510258	06/06/25	6	6	62,548.96	432,606.96	0.00	10,000,000.00	06/11/24	98
8	30510276	08/06/25	4	6	191,379.15	946,477.14	118,158.06	33,000,000.00	10/09/25	2
13A1-2	30510328	12/06/25	0	B	66,034.31	66,034.31	0.00	10,000,000.00	12/11/25	3
13A2	30510117	12/06/25	0	B	66,034.31	66,034.31	0.00	10,000,000.00	12/11/25	3
13A3	30510118	12/06/25	0	B	33,017.16	33,017.16	0.00	5,000,000.00	12/11/25	3
19A2	30510242	01/06/25	11	6	55,388.72	764,441.55	0.00	12,500,000.00	07/26/24	2
19A3	30510243	01/06/25	11	6	22,155.48	305,776.62	0.00	5,000,000.00	07/26/24	2
22	30510206	12/06/25	0	B	110,294.67	110,294.67	0.00	14,950,000.00
26	30322107	10/06/25	2	2	72,243.42	217,063.82	20,239.28	9,384,634.66
Totals					822,958.78	3,936,742.49	207,329.02	132,834,634.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		129,908,333	96,908,333	33,000,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		606,497,027	546,628,172	59,868,855		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-26	736,405,360	643,536,505	0	9,368,855	83,500,000	0
Dec-25	736,448,952	643,575,523	9,373,429	0	83,500,000	0
Nov-25	736,505,406	643,625,264	9,380,142	0	83,500,000	0
Oct-25	736,548,390	643,663,755	9,384,635	33,000,000	50,500,000	0
Sep-25	736,604,259	643,712,988	42,391,270	33,000,000	17,500,000	0
Aug-25	736,646,642	676,750,959	42,395,683	0	17,500,000	0
Jul-25	736,688,769	686,188,769	0	0	50,500,000	0
Jun-25	736,726,642	686,226,642	0	33,000,000	17,500,000	0
May-25	737,270,322	686,770,322	0	33,000,000	17,500,000	0
Apr-25	737,294,040	686,794,040	33,000,000	17,500,000	0	0
Mar-25	737,310,592	686,810,592	17,500,000	33,000,000	0	0
Feb-25	737,348,081	671,183,081	66,165,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7A1	30509676	23,000,000.00	23,000,000.00	56,050,000.00	05/17/25	3,353,056.18	1.34000	--	11/06/33	I/O
7A2	30510258	10,000,000.00	10,000,000.00	56,050,000.00	05/17/25	3,353,056.18	1.34000	--	11/06/33	I/O
8	30510276	33,000,000.00	33,000,000.00	52,000,000.00	--	2,383,979.60	1.14000	12/31/24	12/06/28	I/O
13A1-2	30510328	10,000,000.00	10,000,000.00	112,100,000.00	--	7,154,917.67	1.69000	09/30/25	10/06/28	I/O
13A2	30510117	10,000,000.00	10,000,000.00	112,100,000.00	--	7,154,917.67	1.69000	09/30/25	10/06/28	I/O
13A3	30510118	5,000,000.00	5,000,000.00	112,100,000.00	--	7,154,917.67	1.69000	09/30/25	10/06/28	I/O
19A2	30510242	12,500,000.00	12,500,000.00	35,920,000.00	07/31/25	4,344,647.63	1.37000	--	09/06/33	I/O
19A3	30510243	5,000,000.00	5,000,000.00	35,920,000.00	07/31/25	4,344,647.63	1.37000	--	09/06/33	I/O
Totals		108,500,000.00	108,500,000.00	572,240,000.00		39,244,140.23

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 29

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7A1	30509676	MF	MI	06/14/24	9

1/12/2026 - The loan is delinquent regarding payments and reporting requirements. A default letter and Acceleration letter has been sent to the Borrower regarding the missed payments and items needed for reporting purposes. Special Servicer

	is proceeding with foreclosure due to no response from the Borrower. The court approved the Receivership order on October 15, 2025, and they are in process of taking over operations from the Borrower.

7A2	30510258	Various	Various	06/11/24	98
	The loan is transferring to the Special Servicer, KeyBank, due to payment default. The loan is due for the 4/6/2024 payment. Related Loans: 030509676 Note A-1, 030510258 Note A-2.

8	30510276	MF	Various	10/09/25	2

1/12/2026 - Loan was transferred to Special Servicing on 10/14/2025 due to payment default. Property consists of 3 properties: Residence at Patriot Place located in Columbus, GA (18 buildings with total of 257 units and built in 1978); Retreat at

Ragan Park located in Macon, GA (15 buildings with a total 144 units and built in 1974); and Magnolia Manor located in Birmingham, AL (11 buildings with a total 122 units built in 1987). Borrower has not made timely payments since August

2025, haven’t provided compliant insurance, and has not provided any reporting since YE 2024. Legal Counsel has been engaged and sent a default letter for all current defaults and will be proceeding with enforcement.

13A1-2	30510328	OF	Various	12/11/25	3

1/5/26: The OPI portfolio transferred to Midland as SS on 12/30/25 due to the bankruptcy filing of the loan guarantor Office Properties Income Trust on 10/30/25. Counsel has been engaged and sent an EOD to the borrower. Counsel is preparing a proof of claim for the bankruptcy case. The loan is secured by two office properties: Waco is a 138,608 sf Class B property 100% occupied by Veteran Affairs with lease expiration 12/2035 and Duluth is a 344,476 sf Class A property 100%

	occupied by Primerica Life Insurance with lease expiration 12/2035. Midland will discuss workout options with the borrower while closely monitoring the bankruptcy.

13A2	30510117	Various	Various	12/11/25	3

1/5/26: The OPI portfolio transferred to Midland as SS on 12/30/25 due to the bankruptcy filing of the loan guarantor Office Properties Income Trust on 10/30/25. Counsel has been engaged and sent an EOD to the borrower. Counsel is preparing a proof of claim for the bankruptcy case. The loan is secured by two office properties: Waco is a 138,608 sf Class B property 100% occupied by Veteran Affairs with lease expiration 12/2035 and Duluth is a 344,476 sf Class A property 100%

	occupied by Primerica Life Insurance with lease expiration 12/2035. Midland will discuss workout options with the borrower while closely monitoring the bankruptcy.

13A3	30510118	Various	Various	12/11/25	3

1/5/26: The OPI portfolio transferred to Midland as SS on 12/30/25 due to the bankruptcy filing of the loan guarantor Office Properties Income Trust on 10/30/25. Counsel has been engaged and sent an EOD to the borrower. Counsel is preparing a proof of claim for the bankruptcy case. The loan is secured by two office properties: Waco is a 138,608 sf Class B property 100% occupied by Veteran Affairs with lease expiration 12/2035 and Duluth is a 344,476 sf Class A property 100%

	occupied by Primerica Life Insurance with lease expiration 12/2035. Midland will discuss workout options with the borrower while closely monitoring the bankruptcy.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19A2	30510242	MF	IN	07/26/24	2

1/12/2026 - Borrower remains non-compliant with cash management and reporting requirements. Foreclosure litigation is ongoing and a receiver has been appointed by the court. Property condition and performance continue to be evaluated.

19A3	30510243	Various	Various	07/26/24	2

1/12/2026 - Borrower remains non-compliant with cash management and reporting requirements. Foreclosure litigation is ongoing and a receiver has been appointed by the court. Property condition and performance continue to be evaluated.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	30322106	0.00	7.58000%	0.00	7.58000%	8	11/17/25	11/17/25	01/12/26
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7A1	0.00	0.00	4,951.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A2	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,104.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	5,000.00	0.00	0.00	22,151.65	0.00	0.00	0.00	0.00	0.00	0.00
19A3	0.00	0.00	0.00	0.00	0.00	8,860.66	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	19,208.34	0.00	0.00	31,012.31	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,220.65

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Supplemental Notes
None

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